Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(1)	Transaction with related parties
(i) Sales of products

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Hefei Heyi	—	106	13,278	1,899
Zhejiang Zhiyi	—	—	16	2
Yitong Zhihang	3,009	—	13	2
Hangzhou Zhongan	—	—	9	1
Wanyi Tianxia	—	18	—	—
Fengshan Fengyi	—	9	—	—
Xiyu Qingniao	8,850	—	—	—

Total	11,859	133	13,316	1,904

(ii) Provision of services

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Wanyi Tianxia	—	94	132	19
Fengshan Fengyi	—	—	89	12
Hefei Heyi	—	599	85	12
Wuxi Liangyun	—	33	41	6
Pengcheng Wing	—	—	28	4
Yitong Zhihang	—	499	19	3

Total	—	1,225	394	56

(iii) Receipt of services
The Group maintained a consulting agreement with consulting firm RedChip. The consulting fees incurred during the period from November 24, 2025 to December 31, 2025 amounted to RMB1,127 (US$161), which were settled via a combination of cash and RSUs.

Schedule Of Related Party Transaction Contract Liabilities
(2)	Contract liabilities from sales of products

	As of December 31,
	2024	2025
	RMB	RMB	US$
Xiyu Qingniao	2,000	2,279	326
Fengshan Fengyi	—	28	4

Total	2,000	2,307	330

(3)	Amount due from related parties for the sales of products and services

	As of December 31,
	2024	2025
	RMB	RMB	US$
Hefei Heyi	465	5,380	769
Pengcheng Wing	—	30	4
Wanyi Tianxia	40	—	—
Less: expected credit losses provision	(47)	(222)	(32)

Total	458	5,188	741